LOANS PAYABLE (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Loans Payable 1	$ 461,113
Loans Payable 2	0
Loans Payable 3	$ 454,819